FAIR VALUE MEASUREMENTS (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 176,506,418	$ 133,035,651
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	167,639,195	123,427,186
Seacoast Banking Corporation of Florida common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	3,247,846	2,681,153
OneAmerica Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	5,619,377	6,927,312
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	167,639,195	123,427,186
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Seacoast Banking Corporation of Florida common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	3,247,846	2,681,153
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	170,887,041	126,108,339
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	167,639,195	123,427,186
Level 1 | Seacoast Banking Corporation of Florida common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	3,247,846	2,681,153
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Seacoast Banking Corporation of Florida common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Seacoast Banking Corporation of Florida common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Net Asset Value | OneAmerica Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 5,619,377	$ 6,927,312